Financial Instruments (Details) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2017 MXN ($)	Jul. 31, 2015 USD ($)
Financial Instruments
Principal amount			$ 123,550,897
UHI | Warrants issued by UHI
Financial Instruments
Principal amount				$ 1,125
Stock spot price | $ / shares	$ 402	$ 404
Expected volatility rate	32.00%	32.00%
UHI | Convertible debenture due 2025
Financial Instruments
Principal amount	$ 1,125		$ 16,606,463
Convertible debentures at the company's option for equity stake of UHI percentage	30.00%
Minimum | Temporary investments
Financial Instruments
Maturity period	3 months
Minimum | UHI | Convertible debenture due 2025
Financial Instruments
Expected weighted average cost of capital	8.00%
Maximum | Temporary investments
Financial Instruments
Maturity period	1 year
Maximum | UHI | Convertible debenture due 2025
Financial Instruments
Expected weighted average cost of capital	10.00%